Segment Reporting (Details) - Schedule of Total Current Assets - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Current Assets [Line Items]
Total current assets	€ 89,509	€ 105,250	€ 127,152
Europe [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	80,218	108,050	126,103
North America [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	12,632	22,404	3,174
Eliminations [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	€ (3,342)	€ (25,204)	€ (2,124)